UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Quarter Ended:  June 30, 2000

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one):    [      ] is a restatement.
                                    [      ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:     Lodestar Investment Counsel, Inc.
Address:  208 South LaSalle Street
          Suite 1710
          Chicago, Illinois  60604

13F File Number: 28-7076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:     William A. Goldstein
Title:    President
Phone:    312-630-9666

     William A. Goldstein, Chicago, Illinois, July 27, 2000
Report Type (Check only one):
[x]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  94
Form 13F Information Table Value Total: 186,287

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA                          COM              013817101      232     8000 SH       SOLE                                       8000
Abbott Laboratories            COM              002824100     1128    25312 SH       SOLE                                      25312
Aetna Inc                      COM              008117103      648    10100 SH       SOLE                                      10100
Agilent Technologies           COM              00846U101     1120    15189 SH       SOLE                                      15189
Albertson's Inc                COM              013104104     2386    71761 SH       SOLE                                      71761
Allstate Corporation           COM              020002101     3471   155978 SH       SOLE                                     155978
American Express               COM              025816109     3834    73547 SH       SOLE                                      73547
American Home Products         COM              026609107     3952    67275 SH       SOLE                                      67275
American Telephone and Telegra COM              001957109     2152    68038 SH       SOLE                                      68038
Amli Residential Properties    COM              001735109     2446   103798 SH       SOLE                                     103798
Automatic Data Processing      COM              053015103      471     8800 SH       SOLE                                       8800
BP Amoco PLC                   COM              055622104     6331   111934 SH       SOLE                                     111934
Bank One                       COM              06423A103     5091   191666 SH       SOLE                                     191266
Boeing Co                      COM              097023105     4729   113103 SH       SOLE                                     113103
Bristol Myers Squibb           COM              110122108     3083    52930 SH       SOLE                                      52930
Cedar Fair L.P. Dep. Rcts.     COM              150185106      433    22500 SH       SOLE                                      22500
Chubb Corporation              COM              171232101      381     6200 SH       SOLE                                       6200
Citigroup                      COM              172967101      548     9101 SH       SOLE                                       9101
Coca Cola                      COM              191216100      999    17400 SH       SOLE                                      17400
Cox Communications Cl A        COM              224044107      203     4450 SH       SOLE                                       4450
Dean Foods                     COM              242361103     3431   108275 SH       SOLE                                     108025
Dow Chemical                   COM              260543103      277     9173 SH       SOLE                                       9173
DuPont                         COM              263534109     1390    31770 SH       SOLE                                      31770
Dun & Bradstreet               COM              26483B106      245     8550 SH       SOLE                                       8550
Eli Lilly & Company            COM              532457108     1198    12000 SH       SOLE                                      12000
Emerson Electric               COM              291011104      875    14500 SH       SOLE                                      14500
Exxon Mobil Corp               COM              30231g102     3738    47614 SH       SOLE                                      47614
Fannie Mae                     COM              313586109      976    18709 SH       SOLE                                      18709
Federated Department Stores In COM              31410H101     1602    47462 SH       SOLE                                      47462
First Data Corp                COM              319963104      893    18000 SH       SOLE                                      18000
First Health Group Corp.       COM              320960107      623    19000 SH       SOLE                                      19000
First Union Corp               COM              337358105      332    13400 SH       SOLE                                      13400
General Electric               COM              369604103     8583   161950 SH       SOLE                                     161950
H&R Block                      COM              093671105      298     9200 SH       SOLE                                       9200
Hartmarx Corporation           COM              417119104      137    53400 SH       SOLE                                      53400
Hershey Foods                  COM              427866108      272     5600 SH       SOLE                                       5600
Hewlett-Packard                COM              428236103     4983    39901 SH       SOLE                                      39901
Hillenbrand Industries         COM              431573104     1378    44000 SH       SOLE                                      44000
IDEX Corp                      COM              45167R104      308     9750 SH       SOLE                                       9750
IMS Health Inc                 COM              449934108      367    20412 SH       SOLE                                      20412
Illinois Tool Works Inc        COM              452308109      268     4700 SH       SOLE                                       4700
Intel                          COM              458140100     6315    47240 SH       SOLE                                      47240
International Business Machine COM              459200101      809     7384 SH       SOLE                                       7384
Johnson & Johnson              COM              478160104     5591    54878 SH       SOLE                                      54878
Kellogg                        COM              487836108     3642   122435 SH       SOLE                                     121935
Kimberly Clark Corp            COM              494368103     2038    35520 SH       SOLE                                      35520
Koninklijke Philips Electronic COM              500472204     4857   102247 SH       SOLE                                     101695
Lucent Technologies            COM              549463107     1127    19028 SH       SOLE                                      19028
Merck & Co.                    COM              589331107     7694   100414 SH       SOLE                                     100414
Minnesota Mining and Manufactu COM              604059105      726     8803 SH       SOLE                                       8803
Morgan Stanley Dean Witter     COM              617446448      421     5058 SH       SOLE                                       5058
Motorola                       COM              620076109     5860   201645 SH       SOLE                                     201045
Nestle S.A. Registered Voting  COM              641069406     7255    72268 SH       SOLE                                      72168
New Plan Excel Realty Trust    COM              648053106      222    17100 SH       SOLE                                      17100
Newell Rubbermaid, Inc.        COM              651229106     1662    64556 SH       SOLE                                      64162
Newhall Land & Farming Co Dep  COM              651426108      220     8300 SH       SOLE                                       8300
Nordstrom Inc.                 COM              655664100     2358    97750 SH       SOLE                                      97750
Northern Trust Co.             COM              665859104      548     8426 SH       SOLE                                       8426
Pepsico                        COM              713448108     1066    24000 SH       SOLE                                      24000
Pfizer                         COM              717081103     2495    51983 SH       SOLE                                      51983
Pharmacia Corporation          COM              71713U102      821    15876 SH       SOLE                                      15876
Procter & Gamble               COM              742718109     1094    19115 SH       SOLE                                      19115
Provident Financial Group      COM              743866105      201     8437 SH       SOLE                                       8437
RR Donnelley & Sons            COM              257867101      794    35200 SH       SOLE                                      35200
Reader's Digest Association In COM              755267101     5992   150733 SH       SOLE                                     150233
Royal Dutch Petroleum          COM              780257804     3712    60291 SH       SOLE                                      60091
SBC Communications             COM              78387G103     4688   108383 SH       SOLE                                     108383
Sara Lee                       COM              803111103      735    38052 SH       SOLE                                      38052
Schering-Plough                COM              806605101     1848    36600 SH       SOLE                                      36600
Simon Property Group, Inc      COM              828806109      584    26308 SH       SOLE                                      26308
TXU Corporation                COM              873168108      498    16886 SH       SOLE                                      16886
The Tribune Company            COM              896047107     5729   163700 SH       SOLE                                     163700
Tiffany & Co. New              COM              886547108     3752    55580 SH       SOLE                                      55580
Time Warner                    COM              887315109      993    13070 SH       SOLE                                      13070
Verizon Communications, Inc.   COM              92343V104      386     7592 SH       SOLE                                       7592
Viacom Inc. Cl. B              COM              925524308     8157   119632 SH       SOLE                                     119198
Vodafone AirTouch              COM              92857T107     2366    57100 SH       SOLE                                      57100
WD-40 Company                  COM              929236107     1035    49900 SH       SOLE                                      49900
Wal-Mart Stores Inc            COM              931142103     1026    17800 SH       SOLE                                      17800
Walgreen Co                    COM              931422109     1875    58246 SH       SOLE                                      58246
Walt Disney Company            COM              254687106     1078    27782 SH       SOLE                                      27782
Waste Management               COM              94106L109      785    41299 SH       SOLE                                      41299
William Wrigley Co.            COM              982526105      226     2820 SH       SOLE                                       2820
Worldcom Inc.                  COM              98157D106     2874    62644 SH       SOLE                                      62444
Acorn Fund Inc.                FUND             004851101      309 17916.503SH       SOLE                                  17916.503
American Mutual Growth & Incom FUND             027681105      376 16711.802SH       SOLE                                  16711.802
Fundamental Investors Inc.     FUND             360802102      549 16257.001SH       SOLE                                  16257.001
Investment Company of America  FUND             461308108      511 15669.207SH       SOLE                                  15669.207
Nicholas II                    FUND             653740100      972 26694.865SH       SOLE                                  26694.865
Skyline Special Equities Fund  FUND             830833208      660 38571.221SH       SOLE                                  38571.221
Vanguard Group Wellington Fund FUND             949527105      287 10568.696SH       SOLE                                  10568.696
Washington Mutual Inv Fd       FUND             939330106      609 21642.906SH       SOLE                                  21642.906
Boston Chicken, Inc.           CNV              100578AA1        0   100000 PRN      SOLE                                     100000
UTS Uncommon Values Tr #99A An                  294933403       42    50581 SH       SOLE                                      50581
REPORT SUMMARY                 94 DATA RECORDS              186287           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED